COMMITMENTS AND CONTINGENCIES (Details)		12 Months Ended
	Oct. 04, 2015 USD ($)	Dec. 31, 2015 USD ($) ft²	Dec. 31, 2014 USD ($)
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Operating Leases, Rent Expense		$ 3,192	$ 9,150
Operating Leases, Future Minimum Payments, Due in Two Years		$ 13,200
Operating Leases, Future Minimum Payments, Due in Three Years			$ 4,500
Infinity Capital [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Right To Purchase, Cost	$ 600,001
Equity interest	50.00%
Capital	$ 600,000
Corporate Office [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Area of Real Estate Property (in Square Feet) | ft²		2,000
Operating Leases, Rent Expense, Net		$ 12,000
Corporate Office [Member] | Cancelled [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Area of Real Estate Property (in Square Feet) | ft²		3,000
Warehouse Supply and Distribution Facility [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Area of Real Estate Property (in Square Feet) | ft²		1,800